Quarterly Holdings Report
for

Fidelity® Series Emerging Markets Fund

July 31, 2019

MER-QTLY-0919
1.9891246.100

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.4%
	Shares	Value
Bermuda - 1.4%
Dairy Farm International Holdings Ltd.	3,307,100	$24,763,805
Brazil - 4.7%
Equatorial Energia SA	821,261	20,335,966
IRB Brasil Resseguros SA	1,118,400	27,840,214
Ultrapar Participacoes SA	7,113,400	37,073,519

TOTAL BRAZIL		85,249,699

Cayman Islands - 17.0%
ASM Pacific Technology Ltd.	1,611,100	18,842,066
Best Pacific International Holdings Ltd.	44,882,500	15,046,232
Greatview Aseptic Pack Co. Ltd.	31,535,000	17,241,696
Hansoh Pharmaceutical Group Co. Ltd. (a)	274,000	736,352
JD.com, Inc. sponsored ADR (b)	787,000	23,539,170
PagSeguro Digital Ltd. (b)	384,300	16,709,364
Pico Far East Holdings Ltd.	29,891,200	9,148,181
SITC International Holdings Co. Ltd.	45,526,000	50,180,654
Tencent Holdings Ltd.	2,231,800	103,986,201
TK Group Holdings Ltd.	37,026,000	16,167,958
Vinda International Holdings Ltd.	20,153,000	39,399,176

TOTAL CAYMAN ISLANDS		310,997,050

Chile - 2.3%
Compania Cervecerias Unidas SA	2,453,300	34,394,254
Quinenco SA	2,889,881	7,799,229

TOTAL CHILE		42,193,483

China - 1.0%
Shenzhen Inovance Technology Co. Ltd. (A Shares)	5,168,965	18,593,144
Hong Kong - 5.5%
AIA Group Ltd.	3,367,200	34,465,879
China Resources Pharmaceutical Group Ltd. (a)	32,191,149	35,010,321
Far East Horizon Ltd.	34,148,779	31,761,955

TOTAL HONG KONG		101,238,155

India - 15.9%
Axis Bank Ltd. GDR (Reg. S)	590,731	28,945,819
CCL Products (India) Ltd.	1,612,625	5,741,699
Cyient Ltd.	3,800,892	25,430,197
HDFC Bank Ltd. sponsored ADR	640,130	73,602,147
Hindustan Oil Exploration Co. Ltd. (b)	264,331	440,121
Lupin Ltd. (b)	1,618,467	17,945,765
Redington India Ltd.	7,353,727	11,434,873
SH Kelkar & Co. Ltd. (a)(c)	8,648,716	14,504,031
Sunteck Realty Ltd. (b)	4,398,565	25,012,067
Tata Communications Ltd.	5,110,127	34,728,603
Tata Consultancy Services Ltd.	746,500	23,862,782
Tata Global Beverages Ltd.	6,345,471	23,101,576
Zensar Technologies Ltd.	1,941,799	5,916,437

TOTAL INDIA		290,666,117

Indonesia - 0.9%
PT Bank Central Asia Tbk	7,797,400	17,118,244
Kenya - 1.5%
Safaricom Ltd.	100,448,800	26,451,678
Korea (South) - 6.9%
AMOREPACIFIC Group, Inc.	697,692	33,523,656
Hyundai Fire & Marine Insurance Co. Ltd.	1,398,022	32,829,431
KB Financial Group, Inc.	866,601	31,535,771
Leeno Industrial, Inc.	63,701	2,958,077
Samsung Electronics Co. Ltd.	661,346	24,944,346

TOTAL KOREA (SOUTH)		125,791,281

Malaysia - 0.2%
Scientex Bhd	1,744,665	3,561,567
Mexico - 1.6%
Regional S.A.B. de CV	6,055,218	28,999,956
Nigeria - 1.9%
Guaranty Trust Bank PLC	445,530,795	34,929,122
Papua New Guinea - 1.8%
Oil Search Ltd. ADR	6,815,167	33,001,536
Philippines - 3.8%
Ayala Corp.	1,931,065	36,202,580
Pilipinas Shell Petroleum Corp.	44,449,710	33,478,265

TOTAL PHILIPPINES		69,680,845

Singapore - 1.4%
Delfi Ltd.	27,833,500	26,174,550
South Africa - 3.8%
Capitec Bank Holdings Ltd.	201,700	16,510,046
City Lodge Hotels Ltd. (c)	2,647,474	21,197,045
Distell Group Holdings Ltd.	415,515	3,860,693
Pinnacle Technology Holdings Ltd.	2,291,845	2,583,564
Remgro Ltd.	2,048,536	25,423,290

TOTAL SOUTH AFRICA		69,574,638

Spain - 1.3%
Prosegur Cash SA (a)	11,742,022	23,917,090
Taiwan - 9.2%
King's Town Bank	8,994,000	9,176,795
Poya International Co. Ltd.	2,481,000	34,167,930
Taiwan Semiconductor Manufacturing Co. Ltd.	9,988,000	82,032,913
Voltronic Power Technology Corp.	1,968,000	42,374,334

TOTAL TAIWAN		167,751,972

Thailand - 1.7%
Kasikornbank PCL (For. Reg.)	5,575,500	31,222,716
United Kingdom - 1.2%
ITE Group PLC	21,075,300	18,786,550
Network International Holdings PLC (a)	469,786	3,502,110

TOTAL UNITED KINGDOM		22,288,660

United States of America - 2.0%
Philip Morris International, Inc.	439,700	36,763,317
Vietnam - 1.4%
Vietnam Dairy Products Corp.	4,869,300	25,713,597
TOTAL COMMON STOCKS
(Cost $1,633,595,752)		1,616,642,222

Investment Companies - 1.9%
United States of America - 1.9%
iShares MSCI India ETF
(Cost $37,313,340)	1,068,000	35,244,000
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.22% to 2.29% 8/29/19 to 9/12/19(d)
(Cost $3,840,934)	3,850,000	3,842,108
	Shares	Value

Money Market Funds - 5.7%
Fidelity Cash Central Fund 2.43% (e)
(Cost $104,799,765)	104,779,342	104,800,298
TOTAL INVESTMENT IN SECURITIES - 96.2%
(Cost $1,779,549,791)		1,760,528,628
NET OTHER ASSETS (LIABILITIES) - 3.8%		68,879,777
NET ASSETS - 100%		$1,829,408,405

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	600	Sept. 2019	$30,768,000	$325,172	$325,172

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $77,669,904 or 4.2% of net assets.

 (b) Non-income producing

 (c) Affiliated company

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,589,215.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,666,691
Fidelity Securities Lending Cash Central Fund	24,080
Total	$1,690,771

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
City Lodge Hotels Ltd.	$16,603,714	$6,941,670	$--	$255,098	$--	$(2,348,339)	$21,197,045
SH Kelkar & Co. Ltd.	--	19,749,441	738,239	--	78,657	(4,585,828)	14,504,031
Total	$16,603,714	$26,691,111	$738,239	$255,098	$78,657	$(6,934,167)	$35,701,076

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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